EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of basic and diluted loss per share
The following table presents an overview of the calculated basic and diluted earnings/(loss) per share:

	2024			2023			2022
In millions (except for share and earnings/(loss) per share information)	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
Net income/(loss) attributable to equity holders of the Company	$72.6	$—	$72.6	$(208.6)	$—	$(208.6)	$(230.9)	$(21.8)	$(252.7)
Basic weighted-average number of ordinary shares	498,029,143	498,029,143	498,029,143	384,499,607	384,499,607	384,499,607	384,304,322	384,304,322	384,304,322
Weighted-average dilutive impact of options, RSUs, and PSUs	3,716,002	3,716,002	3,716,002	—	—	—	—	—	—
Diluted weighted-average number of ordinary shares	501,745,145	501,745,145	501,745,145	384,499,607	384,499,607	384,499,607	384,304,322	384,304,322	384,304,322
Earnings/(Loss) Per Share
Basic	$0.15	$0.00	$0.15	$(0.54)	$0.00	$(0.54)	$(0.60)	$(0.06)	$(0.66)
Diluted	$0.14	$0.00	$0.14	$(0.54)	$0.00	$(0.54)	$(0.60)	$(0.06)	$(0.66)